July 6, 2011

Securities and Exchange Commission

Office of Filings and Information Services

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re:       Dreyfus BASIC Money Market Fund, Inc.

Registration Statement File Nos. 811-6604; 33-46490

            CIK No. 885409

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund’s Registration Statement, Post-Effective Amendment No. 23, electronically filed with the Securities and Exchange Commission on June 27, 2011, pursuant to Rule 485(b).

Please address any comments or questions to the undersigned at (212) 922-6867.

Very truly yours,

/s/ Denise L. Negron

Denise L. Negron

DLN/